Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use assets:§

£'000
Cost
At January 1, 2021	4,359
Additions	2,035
Acquired on acquisition	235
Foreign currency translation	(4)
At December 31, 2021	6,625
Additions	9,502
Lease modification	1,759
Disposals	(161)
Foreign currency translation	133
At December 31, 2022	17,858
Accumulated Depreciation
At January 1, 2021	624
Depreciation charge	848
At Foreign currency translation	(1)
At December 31, 2021	1,471
Depreciation charge- R&D expenses	1,468
Depreciation charge- G&A expenses	279
Disposals	(161)
Foreign currency translation	7
At December 31, 2022	3,064
Carrying value
At December 31, 2022	14,794
At December 31, 2021	5,154

Disclosure of maturity analysis of operating lease payments

	December 31,
	2022	2021
	£’000	£’000
Current	2,641	1,075
Non-current	10,942	3,804
	13,583	4,879
The undiscounted lease liability contractual maturities as at December 31, 2022 and 2021 are as follows:

	December 31, 2022	31 December 2021
	£'000	£'000
Within one year	2,641	1,075
One to five years	9,682	3,811
More than 5 years	3,930	415
	16,253	5,301

Disclosure of additional information about leasing activities for lessee
In respect of the Group’s leasing activities the following amounts were recognised:

	December 31,
	2022	2021
	£’000	£’000
Recognised within general administrative expenses
Depreciation charge for the right-of-use assets	1,747	848
Expenses relating to short-term leases	409	93
Recognised within finance expenses
Interest expense on lease liabilities	299	149